Notes to the Consolidated Statements of Financial Position - Summary of provisions (Details) - EUR (€) € in Millions	Sep. 30, 2021	Oct. 01, 2020	Sep. 30, 2020	Oct. 01, 2019
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	€ 0.1	€ 0.1	€ 0.1	€ 0.4
Current provisions	4.9	2.9	2.9	0.4
Beginning balance of provisions	5.0	€ 3.0	3.0	€ 0.7
Use of provision	(1.7)		(0.2)
Reversal	(0.2)
Additions	3.9		2.4
Within 12 months
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	4.9		2.9
Within 1-5 years
Disclosure Of Provisions [Line Items]
Beginning balance of non-current provisions	€ 0.1		€ 0.1